Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity File Number	000-23288
Entity Registrant Name	SILICOM LTD.
Entity Address, Address Line One	14 Atir Yeda St
Entity Address, Address Line Two	P.O.Box 2164
Entity Address, Address Line Three	Kfar-Sava
Entity Address, Country	IL
Entity Address, Postal Zip Code	4464323
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31